Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2014
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income

14.Accumulated Other Comprehensive Income

Certain amounts included in the consolidated statements of comprehensive income are net of reclassification adjustments. The following tables summarize those reclassification adjustments (net of taxes):

	Year Ended December 31, 2014
	Unrealized gains on securities	OTTI	Accumulated other comprehensive income
Balance at December 31, 2013	$171,346	$8,755	$180,101
Other comprehensive income before reclassifications	93,163	1,557	94,720
Amounts reclassified from accumulated other comprehensive income	9,013	(16)	8,997
Net current-period other comprehensive income	102,176	1,541	103,717
Balance at December 31, 2014	$273,522	$10,296	$283,818

	Year Ended December 31, 2013
	Unrealized gains on securities	OTTI	Accumulated other comprehensive income
Balance at December 31, 2012	$311,354	$9,236	$320,590
Other comprehensive loss before reclassifications	(147,640)	(1,513)	(149,153)
Amounts reclassified from accumulated other comprehensive income	7,632	1,032	8,664
Net current-period other comprehensive loss	(140,008)	(481)	(140,489)
Balance at December 31, 2013	$171,346	$8,755	$180,101

	Year Ended December 31, 2012
	Unrealized gains on securities	OTTI	Accumulated other comprehensive income
Balance at December 31, 2011	$211,368	$5,743	$217,111
Other comprehensive income before reclassifications	96,013	3,524	99,537
Amounts reclassified from accumulated other comprehensive income	3,973	(31)	3,942
Net current-period other comprehensive income	99,986	3,493	103,479
Balance at December 31, 2012	$311,354	$9,236	$320,590

The following tables summarize the reclassifications out of accumulated other comprehensive income:

	Amount reclassified from accumulated other comprehensive income			Affected line item in the
Details about accumulated other	Years Ended December 31,			statement where net
comprehensive income components	2014	2013	2012	income is presented
Unrealized gains on securities	$13,866	$11,741	$6,113	Net realized gains on investments, excluding other-than-temporary impairment losses
	(4,853)	(4,109)	(2,140)	Provision for income taxes
	$9,013	$7,632	$3,973	Net of tax
OTTI	$(24)	$1,588	$(47)	Portion of net (gain) loss recognized in other comprehensive income, before taxes
	8	(556)	16	Provision for income taxes
	$(16)	$1,032	$(31)	Net of tax
Total reclassifications for the period	$8,997	$8,664	$3,942	Net of tax